Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 8,657	$ 9,451
Reclassification adjustment for realized gains on available-for-sale securities included in net income, net of taxes $- and $263 for each respective period		(987)
Unrealized holding losses on available-for-sale securities during the period, net of benefits of $4,605 and $497 for each respective period	(17,322)	(1,871)
Change in funded status of defined benefit plan, net of taxes of $252 and $104 for each respective period	(947)	(396)
Amortization of prior service included in net periodic pension expense, net of tax benefits of $19 and $19 for each respective period	(70)	(70)
Amortization of net loss included in net periodic pension cost, net of taxes of $38 and $30 for each respective period	145	213
Comprehensive (loss) income	$ (7,643)	$ 7,132